Trading properties	12 Months Ended
Jun. 30, 2018
Trading Properties
Trading properties
11.	Trading properties

Changes in the Group’s trading properties for the fiscal years ended June 30, 2018 and 2017 were as follows:

	Completed properties	Properties under development (i)	Undeveloped sites	Total
At June 30, 2016	236	3,533	1,202	4,971
Additions	2	1,188	39	1,229
Cumulative translation adjustment	152	652	167	971
Transfers	1,101	(687)	(414)	-
Transfers from intangible assets	13	-	-	13
Transfers from investment properties	-	-	14	14
Disposals	(703)	(714)	-	(1,417)
At June 30, 2017	801	3,972	1,008	5,781
Additions	14	1,683	173	1,870
Financial costs capitalized	-	11	-	11
Cumulative translation adjustment	866	2,207	576	3,649
Transfers	1,435	(1,332)	(103)	-
Transfers from intangible assets	9	-	-	9
Transfers from investment properties	-	(353)	-	(353)
Disposals	(516)	(1,162)	(39)	(1,717)
At June 30, 2018	2,609	5,026	1,615	9,250

	June 30, 2018	June 30, 2017
Non-current	6,018	4,532
Current	3,232	1,249
Total	9,250	5,781

(i)       Includes Zetol and Vista al Muelle plots of land, which have been mortgaged to secure Group's borrowings. The net book value amounted to Ps. 306 and Ps. 190 as of June 30, 2018 and 2017, respectively. Additionally, the Group has contractual obligations not provisioned related to these plot of lands committed when certain properties were acquired or real estate projects were approved, and amount to Ps. 372 and
Ps. 135, respectively. Both projects are expected to be completed in 2029.